Offerings	12 Months Ended
Feb. 12, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of The Goldman Sachs Group, Inc.
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants of The Goldman Sachs Group, Inc.
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts of The Goldman Sachs Group, Inc.
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Prepaid Purchase Contracts of the Goldman Sachs Group, Inc. issued under the Senior Debt Indenture dated as of July 16, 2008
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units of The Goldman Sachs Group, Inc.
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
(4)
Each unit of The Goldman Sachs Group, Inc. will be issued under a unit agreement or indenture and will represent an interest in one or more debt securities, warrants, purchase contracts, shares of preferred stock, depositary shares or common stock of The Goldman Sachs Group, Inc., as well as debt or equity securities of third parties, in any combination, which may or may not be separable from one another.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock of The Goldman Sachs Group, Inc.
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares of The Goldman Sachs Group, Inc.
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
(5)
Each depositary share of The Goldman Sachs Group, Inc. will be issued under a deposit agreement, will represent an interest in a fractional share or multiple shares of preferred stock of The Goldman Sachs Group, Inc. and will be evidenced by a depositary receipt.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Capital Securities of Goldman Sachs Capital VI and Goldman Sachs Capital VII
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities of GS Finance Corp.
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants of GS Finance Corp.
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units of GS Finance Corp.
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
(6)
Each unit of GS Finance Corp. will be issued under a unit agreement or indenture and will represent an interest in (i) one or more debt securities and warrants of GS Finance Corp. or (ii) any of the foregoing and debt or equity securities of The Goldman Sachs Group, Inc., which may or may not be separable from one another.

Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	The Goldman Sachs Group, Inc. Guarantees with respect to Capital Securities or securities of other issuers
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
(7)
The Goldman Sachs Group, Inc. is also registering the guarantees and other obligations that it may have with respect to capital securities to be issued by any of the Issuer Trusts, or with respect to securities to be issued by GS Finance Corp. or similar securities that may be issued by similar entities formed in the future. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantees or any other obligations.

Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	The Goldman Sachs Group, Inc. Guarantees with respect to deposit obligations of Goldman Sachs Bank USA or its successor or any other banking subsidiary of The Goldman Sachs Group, Inc.
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
(8)
The Goldman Sachs Group, Inc. is also registering guarantees and other obligations that it may have with respect to certain certificates of deposit to be issued at any time and from time to time by Goldman Sachs Bank USA, a New York State-chartered bank and a banking subsidiary of The Goldman Sachs Group, Inc. (“GS Bank”), or by any successor to GS Bank or by any other banking subsidiary of The Goldman Sachs Group, Inc., in each case whether now or hereafter formed. No separate registration fee will be paid in respect of any such guarantees or other obligations.

Offering: 14
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	The Goldman Sachs Group, Inc. Guarantees with respect to notes and deposit notes of Goldman Sachs Bank USA or its successor or any other banking subsidiary of The Goldman Sachs Group, Inc.
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
(9)
The Goldman Sachs Group, Inc. is also registering guarantees and other obligations that it may have with respect to notes and deposit notes to be issued at any time and from time to time by GS Bank, or by any successor to GS Bank or by any other banking subsidiary of The Goldman Sachs Group, Inc., in each case whether now or hereafter formed. No separate registration fee will be paid in respect of any such guarantees or other obligations.

Offering: 15
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock of The Goldman Sachs Group, Inc., par value $0.01 per share
Fee Rate	0.01531%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 16
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 152,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,271,200
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 17
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000
Amount of Registration Fee	$ 15.31
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities of The Goldman Sachs Group, Inc.
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 19
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants of The Goldman Sachs Group, Inc.
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 20
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts of The Goldman Sachs Group, Inc.
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 21
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Prepaid Purchase Contracts of the Goldman Sachs Group, Inc. issued under the Senior Debt Indenture dated as of July 16, 2008
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 22
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units of The Goldman Sachs Group, Inc.
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
(4)
Each unit of The Goldman Sachs Group, Inc. will be issued under a unit agreement or indenture and will represent an interest in one or more debt securities, warrants, purchase contracts, shares of preferred stock, depositary shares or common stock of The Goldman Sachs Group, Inc., as well as debt or equity securities of third parties, in any combination, which may or may not be separable from one another.

Offering: 23
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock of The Goldman Sachs Group, Inc.
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 24
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary Shares of the Goldman Sachs Group, Inc.
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 25
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Capital Securities of Goldman Sachs Capital VI and Goldman Sachs Capital VII
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 26
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities of GS Finance Corp.
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 27
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants of GS Finance Corp.
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 28
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units of GS Finance Corp.
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
(6)
Each unit of GS Finance Corp. will be issued under a unit agreement or indenture and will represent an interest in (i) one or more debt securities and warrants of GS Finance Corp. or (ii) any of the foregoing and debt or equity securities of The Goldman Sachs Group, Inc., which may or may not be separable from one another.

Offering: 29
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	The Goldman Sachs Group, Inc. Guarantees with respect to Capital Securities or securities of other issuers
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
(7)
The Goldman Sachs Group, Inc. is also registering the guarantees and other obligations that it may have with respect to capital securities to be issued by any of the Issuer Trusts, or with respect to securities to be issued by GS Finance Corp. or similar securities that may be issued by similar entities formed in the future. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantees or any other obligations.

Offering: 30
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	The Goldman Sachs Group, Inc. Guarantees with respect to deposit obligations of Goldman Sachs Bank USA or its successor or any other banking subsidiary of The Goldman Sachs Group, Inc.
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
(8)
The Goldman Sachs Group, Inc. is also registering guarantees and other obligations that it may have with respect to certain certificates of deposit to be issued at any time and from time to time by Goldman Sachs Bank USA, a New York State-chartered bank and a banking subsidiary of The Goldman Sachs Group, Inc. (“GS Bank”), or by any successor to GS Bank or by any other banking subsidiary of The Goldman Sachs Group, Inc., in each case whether now or hereafter formed. No separate registration fee will be paid in respect of any such guarantees or other obligations.

Offering: 31
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	The Goldman Sachs Group, Inc. Guarantees with respect to notes and deposit notes of Goldman Sachs Bank USA or its successor or any other banking subsidiary of The Goldman Sachs Group, Inc.
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
(9)
The Goldman Sachs Group, Inc. is also registering guarantees and other obligations that it may have with respect to notes and deposit notes to be issued at any time and from time to time by GS Bank, or by any successor to GS Bank or by any other banking subsidiary of The Goldman Sachs Group, Inc., in each case whether now or hereafter formed. No separate registration fee will be paid in respect of any such guarantees or other obligations.

Offering: 32
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock of The Goldman Sachs Group, Inc., par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 33
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 116,236,107,754
Carry Forward Form Type	S-3
Carry Forward File Number	333-269296
Carry Forward Initial Effective Date	Feb. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 12,809,219.07
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities being registered. The maximum aggregate offering price of all securities issued by the Registrants pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $268,236,207,754 in U.S. dollars or the equivalent thereof in any other currency.

(2)
Includes an unspecified amount of securities that may be reoffered or resold on an ongoing basis after their initial sale by affiliates of the Registrants in market-making transactions. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrants. In addition, this Registration Statement includes the following securities that may be reoffered and resold on an ongoing basis in market-making transactions by affiliates of the Registrants that were initially sold on the identified registration statements: $938,753,000.00 6.345% Capital Securities of Goldman Sachs Capital I Securities fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-112367),
766,738 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II (formerly known as Goldman Sachs Capital IV) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and 161,494 Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III (formerly known as Goldman Sachs Capital V) fully and unconditionally guaranteed by The Goldman Sachs Group, Inc. (initially offered and sold on Registration Statement
No. 333-130074)
and the guarantees related to the foregoing. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. Pursuant to Rule 457(q) under the Securities Act of 1933, as amended (the “Securities Act”), no separate registration fee will be paid with respect to any of such securities that may be reoffered or resold after their initial sale in market-making transactions.

(3)	The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.
(10)
The Registrants previously registered $196,691,644,885.00 in aggregate offering price of securities pursuant to the Registration Statement on Form
S-3
(File Number
333-269296)
filed on January 18, 2023, as amended by
Pre-Effective
Amendment No. 1 filed on February 9, 2023, which became effective on February 13, 2023 (the “Prior Registration Statement”), of which a portion remains unsold. The Registrants are carrying forward to this
Pre-Effective
Amendment No. 1 to the Registration Statement $116,236,107,754.00 in aggregate offering price of securities that were previously registered under the Prior Registration Statement and remain unsold (the “Unsold Securities”) pursuant to Rule 415(a)(6) under the Securities Act. The Registrants previously paid a filing fee of $12,809,219.07 with respect to the Unsold Securities. The Registrants may continue to offer and sell the Unsold Securities pursuant to the Prior Registration Statement until the effective date of this Registration Statement. The offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $
152,000,100,000
maximum aggregate offering price of new securities being registered hereunder, a registration fee of $15.31 was previously paid in connection with the initial filing of this Registration Statement on January 28, 2025 and a registration fee of $23,271,200.00 is being paid herewith.